SERIES B DEBENTURES	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
SERIES B NOTES
NOTE 10:	SERIES B DEBENTURES

	December 31,
	2016	2017

Series B Debentures	$-	$79,185
Less: Unamortized debt discounts and issuance costs	-	(904)

	$-	$78,281

In September 2017, the Company issued Series B Debentures in the aggregate principal amount of NIS 280 million (approximately $79.2 million), linked to US dollars, payable in eight equal annual payments of $9,898, on January 1 of each of the years 2019 through 2026. The outstanding principal amount of the Series B Debentures will bear a fixed interest rate of 3.37% per annum, payable on January 1 and July 1 of each of the years 2018 through 2025, with one final interest payment on January 1, 2026. Debt discount and issuance costs were approximately $956, allocated to the Series B Debentures discount and are amortized as financial expenses over the term of the Series B Debentures due in 2026.

The Series B Debentures are listed for trading on the Tel-Aviv Stock Exchange.

The Series B Debentures are unsecured and non-convertible. The Series B Debentures interest may be increased in the event that the debentures’ rating is downgraded below a certain level. The Company has undertaken to maintain a number of conditions and limitations on the manner in which it operates its business, including limitations on its ability to undergo a change of control, distribute dividends, incur a floating charge on the Company's assets, or undergo an asset sale or other change that results in a fundamental change in the Company's operations.

In accordance with the indenture for the Series B Debentures, the Company is required to meet the following financial covenants: (1) Target shareholders' equity (excluding minority interest)- above $120 million – as of December 31, 2017, total shareholders’ equity was $200 million; and (2) Target ratio of net financial indebtedness to net capitalization (in each case, as defined under the indenture for the Company's Series B Debentures) below 65% - as of December 31, 2017 the ratio of net financial indebtedness to net capitalization was (3.28)%. As of December 31, 2017, Sapiens is in compliance with all of its financial covenants.

During the year ended December 31, 2017, the Company recorded $782 of interest expense and $52 as amortization of debt issuance costs and discount in respect of the Series B Debentures.